Deferred revenue and deferred platform commission fees - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred revenue and deferred platform commission fees
Balance at the beginning	$ 422,681	$ 294,782
Deferred during the year	330,805	428,511
Released to profit or loss	(361,047)	(300,612)
Balance at the end	392,439	422,681
Current portion	295,552	294,607
Non-current portion	$ 96,887	$ 128,074